Cash and cash equivalent (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	$ 317,169	$ 309,571	$ 685,362	$ 853,626
Denominated in NIS
Cash and cash equivalents
Cash and cash equivalents	13,035	24,537
Denominated in USD
Cash and cash equivalents
Cash and cash equivalents	297,577	278,993
Denominated in GBP
Cash and cash equivalents
Cash and cash equivalents	559	663
Denominated in EURO
Cash and cash equivalents
Cash and cash equivalents	2,259	3,913
Denominated in CHF
Cash and cash equivalents
Cash and cash equivalents	3,669	1,437
Other
Cash and cash equivalents
Cash and cash equivalents	$ 70	$ 28